Notes Payable And Junior Subordinated Debentures	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Notes Payable And Junior Subordinated Debentures [Abstract]
Notes Payable And Junior Subordinated Debentures

NOTE 12—NOTES PAYABLE AND JUNIOR SUBORDINATED DEBENTURES

During the nine months ended September 30, 2011, Kennedy-Wilson repaid in full the outstanding balance on it notes payable which were incurred primarily in connection with the acquisition of joint venture investments.

The junior subordinated debentures require Kennedy-Wilson to maintain (i) a fixed charge coverage ratio (as defined in the indenture governing our junior subordinated debentures) of not less than 1.75 to 1.00, measured on a four quarter rolling basis, and (ii) a ratio of total debt to net worth (as defined in the indenture governing the junior subordinated debentures) of not greater than 3.00 to 1.00 at any time. As of the most recent quarter end, Kennedy-Wilson's fixed charge coverage ratio was 3.59 to 1.00 and its ratio of total debt to net worth was 0.97 to 1.00.

NOTE 15—JUNIOR SUBORDINATED DEBENTURES

In 2007, Kennedy-Wilson issued junior subordinated debentures in the amount of $40 million. The debentures were issued to a trust established by Kennedy-Wilson, which contemporaneously issued $40 million of trust preferred securities to Merrill Lynch International. The interest rate on the debentures is fixed for the first ten years at 9.06%, and variable thereafter at LIBOR plus 3.70%. Interest is payable quarterly with the principal due in 2037.

Prior to April 30, 2012, Kennedy-Wilson may redeem the debentures, upon a Special Event, as defined in the debentures, at a redemption price equal to 107.5% of the outstanding principal amount. After April 30, 2012, Kennedy-Wilson may redeem the debentures, in whole or in part, on any interest payment date at par.

Kennedy-Wilson is required to be in compliance with certain financial covenants, including maximum balance sheet leverage and fixed charge coverage ratios. As of December 31, 2010, Kennedy-Wilson was in compliance with the covenants.